Shareholders' capital - Common Shares (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common Shares Rollforward
Beginning balance (in shares)	188,763,486	136,122,780
Conversion and redemption of convertible debentures (in shares)	150,816	24,991,784
Conversion of subscription receipts (in shares)	15,223,016	26,380,750
Issuance of shares under the dividend reinvestment and employee share purchase plans (in shares)	2,211,667	1,268,172
Ending balance (in shares)	206,348,985	188,763,486